SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
10.	SUBSEQUENT EVENTS

Note Payable

On July 1, 2015, the Company entered into a Securities Purchase Agreement (the “SPA”) with an institutional investor (the “Investor”) pursuant to which such Investor purchased an aggregate of $650 in principal amount of 12% Promissory Notes (the “Notes”) due April 2, 2016 (the “Note Transaction”).

On July 9, 2015, the Company entered into a Securities Purchase Agreement (the “Notes SPA”) with four investors (the “Investors”) pursuant to which such Investors purchased an aggregate of $1,000 in principal amount of 12% Promissory Notes (the “Notes”) due July 9, 2016 (the “Note Purchase Transaction”).

In connection with the Note Transaction, effective on July 9, 2015, the Company entered into a Security Agreement with the Investors (the “Security Agreement”) pursuant to which the Company agreed to grant a security interest in certain of its property (the “Collateral”) to the Investors in order to secure the prompt payment, performance and discharge in full of all of the Company’s obligations under the Notes.

Acquisition of Cutanogen Corporation

On July 8, 2015, the Company exercised its previously disclosed option to acquire Cutanogen Corporation. Pursuant to a Share Purchase Agreement among the Company and Lonza Walkersville, Inc. (“Lonza”) dated July 14, 2015 (the “Agreement”); the Company paid $4,000 to Lonza upon closing. Pursuant to the Agreement, the Company will be required to pay up to $5,000 in aggregate milestone payments upon the achievement of certain regulatory milestones.

Common Stock issued

Subsequent to June 30, 2015 the company sold 13,334 of common shares and issued 74 common shares as a commitment fee for total proceeds of $63 under the Lincoln Park Capital Fund LLC financing arrangement.

In July 2015, a total 218,286 of common shares were issued for Series D, E and G quarterly preferred stock dividends.

During the month of July 2015, 350 Shares of Series D Preferred Stock converted to 77,778 of common shares. Also 150 shares of Series G Preferred Stock converted to 83,334 of common shares.

16.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date that its financial statements were available for issuance.

The Company evaluated subsequent events through the date that its financial statements were available for issuance.

Common Stock Purchase Agreement
Through March 25, 2015, the Company has sold an additional 249,639 shares of common stock for gross proceeds of $2,767 under its agreement with LPC, and issued an additional 3,228 Commitment Fee shares.

Series D Convertible Stock

•	On March 11, 2015 Dominion Capital exercised 299 Series D shares to 66,517 common shares.
•	On March 25, 2015 Dominion Capital exercised 250 Series D shares to 55,556 common shares.

Series E Convertible Preferred Stock

Through March 31 2015, the Company has sold an additional 3,278 shares of Series E convertible preferred stock for gross proceeds of $2,950.

On March 4, 2015 Dominion Capital LLC converted 500 Series E shares to 41,667 common shares as well as 15,837 Make-Whole shares.

On April 2, 2015, the Company filed an amended and restated Certificate of Designation of its Series E Preferred Stock (The “Amendment”). The Amendment increased the number of authorized Series E Preferred Stock from 7,779 to 13,335 and changed the conversion price for the Series E Preferred Stock from $12.00 to $7.50, subject to adjustments, provided no adjustments shall be made until October 31, 2015

The Amendment also provides that simultaneously with the consummation of a Qualified Public Offering (defined in the Amendment as a public offering for gross proceeds of at least $10,000,000 and listing on a national securities exchange) each share of outstanding Series E Preferred Stock, together with any unpaid Dividends shall be converted into shares of Common Stock of the Company subject to adjustments at a conversion price per share of Series E Preferred Stock equal to the lower of $7.50 or 85% of the public offering price of the Qualified Public Offering (“Mandatory Conversion Price”). In addition, 30% (25% if no warrants are sold to the public in the Qualified Public Offering) of the Stated Amount of the outstanding Preferred Stock together with any Make-Whole Amount shall, at the Company’s option, in whole or in part, be paid in cash or in shares of common stock priced at the Mandatory Conversion Price.

As consideration for the agreeing to the Amendment, the existing Series E Preferred Shareholders received, an aggregate of 200,000 shares of common stock pro rata to the Stated Value of Series E Preferred Stock then held by each holder.

DioGenix Acquisition
On January 8, 2015, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with DioGenix, Inc., a Delaware corporation (“DioGenix”), in which the Company acquired all of the outstanding equity interests of DioGenix. Total consideration for the acquisition is 662,526 shares of the Company’s common stock and up to $2,000 in additional payments to DioGenix stockholders in cash or combination of cash and common stock, conditioned on the achievement of certain milestones related to results of clinical testing and future revenue from products in development. A portion of the consideration will be placed into escrow to satisfy certain indemnification obligations of DioGenix stockholders. The shares of the Company issued may, upon the request of the Company, be made subject to lock-up agreements precluding sale of such shares as described in the Merger Agreement. The company will obtain a report from a valuation specialist, pro forma information is currently not available.

The Merger Agreement also includes registration rights whereby the Company will file a registration statement with the Securities and Exchange Commission covering the consideration paid with common stock within 120 days of the closing of the transaction, subject to certain terms and conditions, including certain penalties to the Company for delay in registering the shares.

The Company incurred approximately $500 of transaction fees at closing.

Note payable

On February 23, 2015, the Company entered into a Securities Purchase Agreement with Dominion Capital pursuant to which the Company issued a 12% Promissory Note (the “February Note”) in the principal amount of $2,500 due and payable on December 23, 2015 in cash or stock or a combination at The Company’s option. At any time upon ten (10) days written notice to Dominion Capital, the Company may prepay any portion of the principal amount of the Note and any accrued and unpaid interest at an amount equal to 110% of the then outstanding principal amount of the Note and guaranteed interest, 10% of which may be paid in cash or, at the Company’s option, in common stock or a combination thereof.

The February Note contains certain customary Events of Default (including, but not limited to, default in payment of principal or interest thereunder, breaches of covenants, agreements, representations or warranties thereunder, the occurrence of an event of default under certain material contracts of the Company, including the transaction documents relating to the Note transaction, changes in control of the Company and the entering or filing of certain monetary judgments against the Company). Upon the occurrence of any such Event of Default the outstanding principal amount of the February Note, plus accrued but unpaid interest, liquidated damages, and other amounts owing in respect thereof through the date of acceleration, shall become, at the Investor’s election, immediately due and payable in cash. Upon any Event of Default that results in acceleration of the February Note, the interest rate on the Note shall accrue at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted under state law at the time of the default..

In connection with the February Note Transaction, effective on February 23, 2015, the Company entered into a Security Agreement with the Investor (the “Security Agreement”) pursuant to which the Company granted a security interest in certain of its property (the “Collateral”) to Dominion Capital in order to secure the prompt payment, performance and discharge in full of all of the Company’s obligations under the Note. The Collateral shall consist of all of the Company’s rights, title and interest in and to that certain Asset Purchase Agreement, dated November 7, 2014, by and among the Company, Regenicin, Inc., Clark Corporate Law Group, LLP, and Gordon & Rees, LLP and that certain Option Agreement, dated November 7, 2014, by and between the Company and Lonza Walkersville.

As part of the financing, Dominion received 8,333 shares of the Company’s restricted common stock valued at $98.

On March 31, 2015, the Company issued an additional Note to Dominion in the principal amount of $350. The March Note was issued upon the same terms and conditions as the February Note.

Georgetown University Option to License
On January 13, 2015, the Company entered into an Exclusive Option Agreement (the “GU Option Agreement”) with the Georgetown University (“GU”) pursuant to which the Company was granted an option to obtain an exclusive license (with the right to sublicense) from Georgetown based upon certain patented technologies entitled “BLOOD BASED BIOMARKERS FOR MEMORY LOSS” (the “Technologies”). The term of the option is 12 months which may be extended mutual written consent of the parties. In consideration for the grant of the option, the Company paid an option fee of $75.

Prior to exercise of the option, the Company must (i) satisfy certain milestones as further described in the Agreement, (ii) obtained financing of at least $10,000 of which $3,000 shall be used to commercialize the Technologies, (iii) shall have sponsored at least $500 worth of research at Georgetown throughout the course of the term of the Agreement, and (iv) has submitted, to GU, a business plan for commercialization of the Technologies.

The Agreement contemplates that the parties, upon exercise of the Option, will use good faith efforts to execute a license agreement within 120 days of the exercise of the Option.